Supplemental Financial Statements Information (Tables)	12 Months Ended
Dec. 31, 2022
Summary Of Property, Plant and Equipment
Property and equipment as of December 31, 2022 and December 31, 2021 are composed of the following:

	December 31,	December 31,
	2022	2021
Quantum computing fridges	$30,218	$17,190
Process equipment	23,330	16,170
Leasehold improvements	7,561	4,297
IT Hardware	3,035	2,428
Furniture and other assets	1,246	1,246

Total property and equipment	$65,390	$41,330

Less: Accumulated depreciation and amortization	(25,860)	(18,832)

Property and equipment - net	$39,530	$22,497

Schedule of Accounts Payable and Accrued Liabilities
Accrued Expenses and O
ther
Current Liabilities

	December 31,	December 31,
	2022	2021
Utilities	$1,818	$—
Professional & subscription fees	2,044	1,377
Property and other taxes	1,161	571
Subcontractor cost	804	—
Payroll and other payroll costs	781	962
Property and equipment	639	—
Others	626	—
Accrued interest	314	248
Deferred offering costs	18	648

	$8,205	$3,806